SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, and changes therein, and disclosures of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.
Investment Valuation and Income Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Investment Committee determines the Plan’s valuation policies utilizing information provided by the asset custodian. See Note 3 – Fair Value Measurement for further discussion.
The Plan allows participants to invest in the common stock of the Company through the Fund. The Fund consists of the Company’s common stock and a balance in the Northern Trust Short-Term Investment Fund, sufficient to meet the Fund’s daily cash needs. Unitizing the Fund allows for daily trades. The Fund is valued at its year-end unit closing price (composed of the year-end market price plus the un-invested cash portion). As of December 31, 2025, the Plan held 572,304 shares of the Company’s common stock at a value of $62,146,491. As of December 31, 2024, the Plan held 620,024 shares of the Company’s common stock at a value of $57,284,017.
Purchases and sales of all investments are recorded on a trade-date basis. In the event there is an extraordinary event related to the Fund resulting in a material trading impact, the transaction will be re-priced. A material trading impact is defined as activity that causes more than negative 10 basis points of price differential. Trading impact becomes material when (a) net participant activity exceeds 2% of the Fund’s holdings of Company stock, (b) trade execution prices are significantly different from the closing price used to value the participant’s trade date unit value, or (c) a combination of both occurs.
Dividend income is recorded on the ex-dividend date. Interest income is recognized, when earned, on an accrual basis. Net appreciation in fair value of investments includes gains and losses on the investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus accrued but unpaid interest. Interest income is recorded on an accrual basis. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded upon occurrence of a distributable event.
Contributions
Participant contributions are recorded when withheld from compensation. Employer contributions are recorded in the period in which they become obligations of the Company.
Unit Values
Individual participant accounts for the common/collective trust funds are maintained on a unit value basis. Participants do not have beneficial ownership in the specific underlying securities or other assets in the fund but do have an interest therein represented by units valued daily. The funds earn dividends and interest which are automatically reinvested in additional units. Generally, contributions to and withdrawals from the funds are converted to units by dividing the amounts of such transactions by the unit values as last determined, and the participants’ accounts are charged or credited with the number of units properly attributable to each participant.
Payment of Benefits
Benefits are recorded when paid.
Administrative Expenses
Certain expenses of the Plan are paid by the Company and are not included in the statement of changes in net assets available for benefits. Certain fees paid by the Plan to Vanguard (as trustee) are not included in the administrative expenses and relate to the administration of (a) notes receivable from participants, which are deducted from the proceeds of a participant’s loan, and (b) benefit payments, which are charged directly to the participant’s account. Investment-related expenses that are structured as a revenue-sharing arrangement are paid directly from fund earnings and are included in net appreciation in fair value of investments.